INCOME TAXES (Uncertain Tax Position) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax Contingency [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Lower Bound	$ 30
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Upper Bound	60
Reconciliation of Total Gross Unrecognized Tax Benefits [Roll Forward]
Gross unrecognized tax benefits, beginning balance	650	736	892
Increases related to positions taken on items from prior years	8	57	41
Decreases related to positions taken on items from prior years	(33)	(25)	(191)
Increases related to positions taken in the current year	24	71	34
Settlement of uncertain tax positions with tax authorities	(300)	(172)	(29)
Decreases due to expiration of statutes of limitations	(30)	(17)	(11)
Gross unrecognized tax benefits, ending balance	319	650	736
Non-Income Tax Contingencies Related To Issues In US And Foreign Locations [Member]
Income Tax Contingency [Line Items]
Loss Contingency, Estimate of Possible Loss	$ 156	$ 189
Argentina [Member]
Income Tax Contingency [Line Items]
Earliest open year	2004	2003
Brazil [Member]
Income Tax Contingency [Line Items]
Earliest open year	2005	2004
Canada [Member]
Income Tax Contingency [Line Items]
Earliest open year	2006	2002
France [Member]
Income Tax Contingency [Line Items]
Earliest open year	2008	2007
Germany [Member]
Income Tax Contingency [Line Items]
Earliest open year	2002	2002
Italy [Member]
Income Tax Contingency [Line Items]
Earliest open year	2005	2004
The Netherlands [Member]
Income Tax Contingency [Line Items]
Earliest open year	2009	2008
Spain [Member]
Income Tax Contingency [Line Items]
Earliest open year	2004	2004
Switzerland [Member]
Income Tax Contingency [Line Items]
Earliest open year	2008	2008
United Kingdom [Member]
Income Tax Contingency [Line Items]
Earliest open year	2008	2007
Federal Income Tax [Member]
Income Tax Contingency [Line Items]
Earliest open year	2004	2004
State and Local Income Tax [Member]
Income Tax Contingency [Line Items]
Earliest open year	1996	1989